SHARE-BASED COMPENSATION - RSU Activity - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED COMPENSATION
Total sharebased compensation expenses	$ 3,741,548	$ 4,909,573	$ 7,271,700
Weighted average period to recognize unrecognized compensation cost (in years)	2 years 7 months 6 days
RSU
SHARE-BASED COMPENSATION
Aggregate fair value of RSUs vested	$ 491,745
Total sharebased compensation expenses	477,566
Unrecognized share-based compensation expense	$ 1,209,550
Weighted average period to recognize unrecognized compensation cost (in years)	2 years 6 months 14 days